LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Schedule of Lease Expenses
Information on leases in which the Company is a lessee:

Year ended December 31, 2019

Interest expense on lease liabilities	$302
CPI expenses on lease liabilities and right-of-use assets	1
Depreciation expenses on right-of-use assets	767
Income due to removal of lease liabilities and right-of-use assets	(2)

Total expenses	$1,068

Schedule of Right-of-Use Assets
Disclosures of right-of-use assets:

	Leasehold	Motor vehicles	Total

Cost:

Balance as of January 1, 2019	$3,023	$267	$3,290

Additions during the year:

Additions to right-of-use assets for new leases in the period	-	168	168
Revaluation recognized in CPI	18	1	19

Disposals during the year:

Disposals of right-of-use assets for leases terminated in the period	-	(55)	(55)

Balance as of December 31, 2019	3,041	381	3,422

Accumulated depreciation:

Balance as of January 1, 2019	-	-	-

Additions during the year:

Depreciation	596	171	767

Disposals during the year:

Disposals of right-of-use assets	-	(16)	(16)

Balance as of December 31, 2019	596	155	751

Depreciated cost at December 31, 2019	$2,445	$226	$2,671